HENDERSON GLOBAL FUNDS

Henderson International Opportunities Fund
(the “Fund”)

Supplement dated July 14, 2015
to the Summary Prospectus dated November 30, 2014 and the Prospectus dated November 30, 2014, as amended March 31, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective August 14, 2015, the following will replace the paragraph under “Management” on page forty-eight (48) of the Prospectus and page four (4) of the Summary Prospectus:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund. The following individuals make up the Fund’s portfolio management team:

•	Stephen Peak, Director of International Equities, Lead Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2001.

•	Nicholas Cowley, Investment Manager, Global Emerging Markets Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2012.

•	Glen Finegan, Head of Global Emerging Markets Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since August 2015.

•	Andrew Gillan, Head of Asia (ex-Japan) Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2014.

•	Ronan Kelleher, Portfolio Manager, has been a member of the Fund’s portfolio management team since August 2015.

•	Bill McQuaker, Co-Head of Multi-Asset, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2006.

•	Vincent Musumeci, CFA, Portfolio Manager of Japanese Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2012.

•	Tim Stevenson, Director of Pan European Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2002.

•	Ian Warmerdam, Director of Global Growth Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2001.

Effective August 14, 2015, the following will replace the “Management of the Funds-Portfolio Managers- International Opportunities Fund” section on page eighty-five (85) of the Prospectus:

International Opportunities Fund

The Fund is managed by a team of Portfolio Managers. Stephen Peak, Director of International Equities and the Fund’s lead Portfolio Manager, generally oversees the management of the Fund. Individual members of the Team manage the Fund’s investments in specific countries, regions and sectors as outlined below.

Asset Allocation Strategist – Bill McQuaker, Co-Head of Multi-Asset, supports Mr. Peak in the asset allocation of the Fund. Mr. McQuaker’s biography is included in the All Asset Fund description above.

Portfolio Management of the Fund’s Sub-portfolios:

Europe – Stephen Peak, Director of International Equities, manages one of the two European sub-portfolios of the Fund. Mr. Peak joined Touche Remnant in 1986, which was subsequently purchased by Henderson Global Investors in 1992. Mr. Peak has more than 40 years of investment management experience.

Tim Stevenson, Director of Pan European Equities, manages the other European sub-portfolio of the Fund. He joined Henderson Global Investors in 1986 and has more than 31 years of investment management experience.

Global Growth – Ian Warmerdam, Director of Global Growth Equities, and Ronan Kelleher, Portfolio Manager, co-manage the Global Growth sub-portfolio. Mr. Warmerdam joined Henderson Global Investors in 2001 and has over 18 years of investment management experience. Mr. Kelleher joined Henderson Global Investors in 2011 and has over 6 years of investment management experience.

Japan – Vincent Musumeci, Portfolio Manager of Japanese Equities, manages the Japan sub-portfolio of the Fund. Mr. Musumeci joined Henderson Global Investors via the 2011 acquisition of Gartmore and has over 15 years of investment management experience.

Emerging Markets – Glen Finegan, Head of Global Emerging Markets Equities, and Nicholas Cowley, Investment Manager, Global Emerging Markets Equities, co-manage the Emerging Markets sub-portfolio of the Fund. Mr. Finegan’s biography is included in the Emerging Markets Fund description above. Mr. Cowley joined Henderson Global Investors in 2004 and has over 17 years of investment management experience.

Asia Pacific – Andrew Gillan, Head of Asia (ex-Japan) Equities manages the Asia Pacific sub-portfolio. Mr. Gillan joined Henderson Global Investors in 2014 and has more than 14 years of investment management experience.

HENDERSON GLOBAL FUNDS

Henderson International Opportunities Fund

Supplement dated July 14, 2015
to the Statement of Additional Information dated November 30, 2014, as amended March 31, 2015

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

Effective August 14, 2015, the following will replace the eighth paragraph under “Portfolio Managers-Portfolio Management” beginning on page eighty-eight (88) of the Statement of Additional Information:

Stephen Peak, Nicholas Cowley, Glen Finegan, Andrew Gillan, Ronan Kelleher, Bill McQuaker, Vincent Musumeci, Tim Stevenson and Ian Warmerdam are the portfolio managers for the International Opportunities Fund.